Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000014185 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	22.90%
C000014185 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Total Investments	12.10%
C000014185 | FR_722304102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014185 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014185 | FR_BM93SF903
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014185 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014185 | FR_BNYK8H903
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014185 | FR_BP3R2F907
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014185 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014185 | FR_B0BM5T901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014185 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014185 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014185 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014185 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014185 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014185 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014185 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014185 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000014185 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014185 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000014187 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	22.90%
C000014187 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Total Investments	12.10%
C000014187 | FR_722304102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014187 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014187 | FR_BM93SF903
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014187 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014187 | FR_BNYK8H903
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014187 | FR_BP3R2F907
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014187 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014187 | FR_B0BM5T901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014187 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014187 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014187 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014187 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014187 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014187 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014187 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014187 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000014187 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014187 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000014184 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	22.90%
C000014184 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Total Investments	12.10%
C000014184 | FR_722304102
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014184 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014184 | FR_BM93SF903
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014184 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014184 | FR_BNYK8H903
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014184 | FR_BP3R2F907
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014184 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014184 | FR_B0BM5T901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014184 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014184 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014184 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000014184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000104752 | FR_47103U852
Holdings [Line Items]
Percent of Total Investments	22.10%
C000104752 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104752 | FR_46429B598
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104752 | FR_91282CFW6
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104752 | FR_91282CGL9
Holdings [Line Items]
Percent of Total Investments	2.20%
C000104752 | FR_912810SY5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104752 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104752 | FR_464286772
Holdings [Line Items]
Percent of Total Investments	1.90%
C000104752 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104752 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104752 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000104752 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.30%
C000104752 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	30.20%
C000104752 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	36.40%
C000104753 | FR_47103U852
Holdings [Line Items]
Percent of Total Investments	22.10%
C000104753 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104753 | FR_46429B598
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104753 | FR_91282CFW6
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104753 | FR_91282CGL9
Holdings [Line Items]
Percent of Total Investments	2.20%
C000104753 | FR_912810SY5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104753 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104753 | FR_464286772
Holdings [Line Items]
Percent of Total Investments	1.90%
C000104753 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104753 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104753 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000104753 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.30%
C000104753 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	30.20%
C000104753 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	36.40%
C000104754 | FR_47103U852
Holdings [Line Items]
Percent of Total Investments	22.10%
C000104754 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104754 | FR_46429B598
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104754 | FR_91282CFW6
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104754 | FR_91282CGL9
Holdings [Line Items]
Percent of Total Investments	2.20%
C000104754 | FR_912810SY5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104754 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000104754 | FR_464286772
Holdings [Line Items]
Percent of Total Investments	1.90%
C000104754 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104754 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104754 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000104754 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.30%
C000104754 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	30.20%
C000104754 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	36.40%
C000092730 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092730 | FR_46429B598
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092730 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092730 | FR_464286772
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092730 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092730 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092730 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092730 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092730 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092730 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092730 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000092730 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092730 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092730 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092730 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092730 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092730 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000092730 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000092730 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092730 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092730 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092730 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092730 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000092731 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092731 | FR_46429B598
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092731 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092731 | FR_464286772
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092731 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092731 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092731 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092731 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092731 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092731 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092731 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000092731 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092731 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092731 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092731 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092731 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092731 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000092731 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000092731 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092731 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092731 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092731 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092731 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000092732 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092732 | FR_46429B598
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092732 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092732 | FR_464286772
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092732 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092732 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092732 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092732 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092732 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092732 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092732 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000092732 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092732 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092732 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092732 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092732 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092732 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000092732 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000092732 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092732 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092732 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092732 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092732 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000014191 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014191 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	7.60%
C000014191 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014191 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014191 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014191 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014191 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014191 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014191 | FR_46120E602
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014191 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014191 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014191 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014191 | Metal, Glass & Plastic Containers
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014191 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014191 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014191 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014191 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014191 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000014191 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014191 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014191 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014191 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000014193 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014193 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	7.60%
C000014193 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014193 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014193 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014193 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014193 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014193 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014193 | FR_46120E602
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014193 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014193 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014193 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014193 | Metal, Glass & Plastic Containers
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014193 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014193 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014193 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014193 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014193 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000014193 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014193 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014193 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014193 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000081646 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	10.80%
C000081646 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	7.60%
C000081646 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081646 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	5.20%
C000081646 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	5.00%
C000081646 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.50%
C000081646 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081646 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081646 | FR_46120E602
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081646 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081646 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081646 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081646 | Metal, Glass & Plastic Containers
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081646 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081646 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081646 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081646 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081646 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000081646 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000081646 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000081646 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000081646 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000014194 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014194 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	7.60%
C000014194 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014194 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014194 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014194 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014194 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014194 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014194 | FR_46120E602
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014194 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014194 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014194 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014194 | Metal, Glass & Plastic Containers
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014194 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014194 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014194 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014194 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014194 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000014194 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014194 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014194 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014194 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	42.30%